Note 5 - Note Payable (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		51 Months Ended	1 Months Ended								0 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended
	Sep. 23, 2014	Apr. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Feb. 28, 2013	May 31, 2013	Sep. 30, 2013	Jul. 31, 2013	Nov. 30, 2013	Jan. 31, 2014	Feb. 28, 2014	May 30, 2013	Oct. 01, 2014	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2008	Nov. 30, 2010	Dec. 30, 2013
Note 5 - Note Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	940,189				16,680,324	16,680,324	16,680,324															16,680,324
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.53				$ 0.06		$ 0.06
Debt Instrument, Repayment of Principal and Interest, Number of Installments		30
Accrued Loan Balloon Payment			$ 85,000		$ 76,472		$ 76,472											$ 85,000	$ 85,000
Notes Payable, Current			1,471,799		1,463,244	1,581,390	1,463,244											1,471,799	1,471,799			1,462,244
Accrued Debt Restructuring Costs			47,500		27,288		27,288											47,500	47,500
Warrant Term	5 years
Notes Payable			1,471,799		1,463,244		1,463,244											1,471,799	1,471,799
Accrued Liabilities, Current			387,538		516,152	345,644	516,152											387,538	387,538
April 2012 Warrants [Member]
Note 5 - Note Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		0.61
December 2008 Warrants [Member]
Note 5 - Note Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																				196,721
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																				$ 0.61
November 2010 Warrants [Member]
Note 5 - Note Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																					163,934
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																					$ 0.61
Related to Final Payment [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Interest Expense, Debt			8,528	28,785	35,345	41,127	76,472
Bridge Loans on or before April 30, 2013 [Member] | April 2012 Term Loan [Member] | Minimum [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds								500,000
Bridge Loans on or before April 30, 2013 [Member] | April 2012 Term Loan [Member] | Maximum [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds								1,500,000
Bridge Loans on or before September, 2013 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds									500,000
Bridge Loans on or before August 28, 2103 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds										500,000	500,000
Bridge Loans on or before August 28, 2103 [Member] | November 2010 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds										500,000
Bridge Loans on or before October 28, 2013 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds										500,000
Bridge Loans on or before October 28, 2013 [Member] | November 2010 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds										500,000
Bridge Loan on or before December 27, 2013 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds												500,000
Bridge Loans on or before February 25, 2014 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds													500,000
Bridge Loans on or before April 25, 2014 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds														500,000
Amendment to the January 2014 Amendment [Member] | April 2012 Term Loan [Member] | Maximum [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Restructuring Fee														5,000
Related to the Restructuring Payment [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Interest Expense, Debt			20,212
Bridge Loans on or Before June 30, 2013 [Member] | April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds															500,000
First Tranche [Member] | September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Proceeds from Issuance of Debt																2,500,000
Repayments of Debt																1,630,925
April 2012 Term Loan [Member] | Maximum [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Restructuring Fee													15,000	20,000			15,000
April 2012 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount		2,135,159
Debt Instrument, Repayment of Principal and Interest, Number of Installments		30
Debt Instrument, Interest Rate, Stated Percentage		9.50%
Additional Percentage of Principal Owed Upon Final Payment		4.00%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		85,000
Interest Expense, Debt					27,288
Accrued Loan Balloon Payment			85,000		76,472	41,172	76,472											85,000	85,000			76,472
Debt Instrument, Restructuring Fee				45,000				15,000	10,000	10,000	10,000	10,000	5,000	5,000	10,000		5,000	47,500
Contingent Equity Event Proceeds											10,000,000	7,000,000
Accrued Debt Restructuring Costs			47,500		55,000		55,000											47,500	47,500			27,288
Notes Payable					1,471,798	1,606,612	1,471,798
Accrued Liabilities, Current					27,288		27,288
September 2014 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount			5,000,000															5,000,000	5,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			471,698															471,698	471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.53															$ 0.53	$ 0.53
Warrant Term			10 years																10 years
December 2008 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount																				1,500,000
Debt Instrument, Interest Rate, Stated Percentage																				8.50%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																				75,000
Debt Instrument, Term																				27 months
Debt Instrument, Covenant Terms, Additional Equity Financing																				6,000,000
November 2010 Term Loan [Member]
Note 5 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount																					2,000,000
Debt Instrument, Interest Rate, Stated Percentage																					9.50%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					80,000
Debt Instrument, Term																					36 months
Notes Payable					$ 0	$ 0	$ 0
Minimum [Member]
Note 5 - Note Payable (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.04		$ 0.04
Maximum [Member]
Note 5 - Note Payable (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.44		$ 0.44